LVIP American Century Value Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.37%
Aerospace & Defense–1.87%
L3Harris Technologies, Inc.	25,031	$5,954,124
RTX Corp.	93,043	11,273,090
		17,227,214
Air Freight & Logistics–1.39%
United Parcel Service, Inc. Class B	94,093	12,828,640
		12,828,640
Automobile Components–1.46%
†Aptiv PLC	84,514	6,085,853
BorgWarner, Inc.	203,564	7,387,338
		13,473,191
Automobiles–0.77%
General Motors Co.	157,319	7,054,184
		7,054,184
Banks–9.58%
Bank of America Corp.	452,547	17,957,065
Commerce Bancshares, Inc.	74,192	4,407,005
JPMorgan Chase & Co.	111,230	23,453,958
PNC Financial Services Group, Inc.	36,328	6,715,231
Truist Financial Corp.	242,087	10,354,061
U.S. Bancorp	455,606	20,834,862
Wells Fargo & Co.	79,669	4,500,502
		88,222,684
Beverages–2.38%
Heineken Holding NV	50,434	3,806,331
Heineken NV	75,205	6,667,015
Pernod Ricard SA	75,712	11,428,201
		21,901,547
Building Products–0.51%
Cie de Saint-Gobain SA	51,343	4,670,497
		4,670,497
Capital Markets–5.65%
Bank of New York Mellon Corp.	215,055	15,453,852
BlackRock, Inc.	6,259	5,942,983
Charles Schwab Corp.	178,472	11,566,770
Northern Trust Corp.	81,257	7,315,568
State Street Corp.	59,229	5,239,990
T. Rowe Price Group, Inc.	59,788	6,512,707
		52,031,870
Chemicals–0.53%
Akzo Nobel NV	68,747	4,844,076
		4,844,076
Communications Equipment–3.45%
Cisco Systems, Inc.	415,813	22,129,568
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†F5, Inc.	43,911	$9,669,202
		31,798,770
Consumer Staples Distribution & Retail–2.09%
†Dollar Tree, Inc.	113,949	8,012,894
Koninklijke Ahold Delhaize NV	324,233	11,199,340
		19,212,234
Containers & Packaging–0.78%
Packaging Corp. of America	33,426	7,199,960
		7,199,960
Diversified Telecommunication Services–3.26%
AT&T, Inc.	533,396	11,734,712
Verizon Communications, Inc.	407,550	18,303,070
		30,037,782
Electric Utilities–4.22%
Duke Energy Corp.	79,124	9,122,997
Edison International	107,884	9,395,618
Evergy, Inc.	112,038	6,947,477
Eversource Energy	89,946	6,120,825
Xcel Energy, Inc.	110,557	7,219,372
		38,806,289
Electrical Equipment–0.81%
Emerson Electric Co.	68,396	7,480,470
		7,480,470
Energy Equipment & Services–1.13%
Baker Hughes Co.	288,901	10,443,771
		10,443,771
Entertainment–1.26%
Walt Disney Co.	120,755	11,615,423
		11,615,423
Financial Services–4.12%
†Berkshire Hathaway, Inc. Class A	7,423	37,952,497
		37,952,497
Food Products–2.86%
Conagra Brands, Inc.	379,491	12,341,047
Kraft Heinz Co.	170,118	5,972,843
Mondelez International, Inc. Class A	108,615	8,001,667
		26,315,557
Gas Utilities–1.03%
Atmos Energy Corp.	32,981	4,574,794
ONE Gas, Inc.	66,057	4,915,962
		9,490,756
LVIP American Century Value Fund–1

LVIP American Century Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–1.17%
Heartland Express, Inc.	346,596	$4,256,199
Norfolk Southern Corp.	26,204	6,511,694
		10,767,893
Health Care Equipment & Supplies–5.50%
GE HealthCare Technologies, Inc.	53,345	5,006,428
Medtronic PLC	319,250	28,742,077
Zimmer Biomet Holdings, Inc.	156,166	16,858,120
		50,606,625
Health Care Providers & Services–4.82%
†Centene Corp.	91,850	6,914,468
CVS Health Corp.	204,433	12,854,747
†Henry Schein, Inc.	107,134	7,810,069
Labcorp Holdings, Inc.	38,771	8,664,543
Universal Health Services, Inc. Class B	35,489	8,127,336
		44,371,163
Health Care REITs–1.29%
Healthpeak Properties, Inc.	300,897	6,881,514
Ventas, Inc.	77,927	4,997,459
		11,878,973
Household Durables–0.54%
†Mohawk Industries, Inc.	30,822	4,952,479
		4,952,479
Household Products–1.75%
Kimberly-Clark Corp.	67,248	9,568,046
Reckitt Benckiser Group PLC	106,742	6,531,779
		16,099,825
Industrial Conglomerates–0.69%
Siemens AG	31,461	6,350,671
		6,350,671
Insurance–1.97%
Allstate Corp.	50,687	9,612,790
Willis Towers Watson PLC	28,846	8,496,012
		18,108,802
Leisure Products–0.41%
†Mattel, Inc.	197,867	3,769,366
		3,769,366
Machinery–1.79%
Dover Corp.	27,691	5,309,472
IMI PLC	264,108	6,398,159
Oshkosh Corp.	47,533	4,763,282
		16,470,913
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–0.58%
Interpublic Group of Cos., Inc.	167,719	$5,304,952
		5,304,952
Multi-Utilities–1.03%
WEC Energy Group, Inc.	98,148	9,439,875
		9,439,875
Oil, Gas & Consumable Fuels–7.73%
Chevron Corp.	101,749	14,984,575
Enterprise Products Partners LP	172,528	5,022,290
Exxon Mobil Corp.	210,277	24,648,670
Occidental Petroleum Corp.	158,384	8,163,111
Shell PLC	284,180	9,213,412
TotalEnergies SE	139,850	9,106,926
		71,138,984
Paper & Forest Products–0.46%
Mondi PLC	224,656	4,268,029
		4,268,029
Passenger Airlines–0.84%
Southwest Airlines Co.	262,010	7,763,356
		7,763,356
Personal Care Products–2.44%
Kenvue, Inc.	417,802	9,663,760
Unilever PLC	197,153	12,777,005
		22,440,765
Pharmaceuticals–8.34%
Bristol-Myers Squibb Co.	195,024	10,090,542
Johnson & Johnson	175,416	28,427,917
Merck & Co., Inc.	43,238	4,910,107
Pfizer, Inc.	550,787	15,939,776
Roche Holding AG	29,226	9,344,308
Sanofi SA	70,532	8,078,952
		76,791,602
Residential REITs–0.60%
Equity Residential	74,287	5,531,410
		5,531,410
Retail REITs–2.09%
Agree Realty Corp.	97,010	7,307,763
Realty Income Corp.	89,508	5,676,598
Regency Centers Corp.	86,191	6,225,576
		19,209,937
Semiconductors & Semiconductor Equipment–2.46%
Intel Corp.	361,982	8,492,098
QUALCOMM, Inc.	54,910	9,337,445
STMicroelectronics NV	160,992	4,775,897
		22,605,440
LVIP American Century Value Fund–2

LVIP American Century Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.42%
HP, Inc.	108,348	$3,886,443
		3,886,443
Trading Companies & Distributors–1.30%
†Beacon Roofing Supply, Inc.	53,743	4,645,007
MSC Industrial Direct Co., Inc. Class A	85,511	7,359,077
		12,004,084
Total Common Stock (Cost $668,884,808)		896,368,999

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.53%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	23,312,176	$23,312,176
Total Money Market Fund (Cost $23,312,176)		23,312,176

TOTAL INVESTMENTS–99.90% (Cost $692,196,984)	919,681,175
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	952,758
NET ASSETS APPLICABLE TO 71,503,832 SHARES OUTSTANDING–100.00%	$920,633,933

†Non-income producing.

The following foreign currency exchange contracts were outstanding at September 30, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	(7,632,818)	USD	10,170,730	12/20/24	$—	$(32,016)
CITI	EUR	(14,948,546)	USD	16,692,734	12/20/24	—	(2,464)
GSI	EUR	(14,948,546)	USD	16,680,783	12/20/24	—	(14,415)
GSI	GBP	(7,632,818)	USD	10,173,783	12/20/24	—	(28,963)
JPMC	EUR	(14,948,545)	USD	16,691,471	12/20/24	—	(3,727)
JPMC	EUR	4,095,155	USD	(4,588,819)	12/20/24	—	(15,168)
MSC	CHF	(2,903,044)	USD	3,445,627	12/20/24	—	(15,720)
UBS	CHF	(2,903,044)	USD	3,446,895	12/20/24	—	(14,451)
UBS	CHF	(160,400)	USD	191,628	12/20/24	380	—
UBS	EUR	(14,948,545)	USD	16,677,644	12/20/24	—	(17,555)
Total Foreign Currency Exchange Contracts						$380	$(144,479)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
BOA–Bank of America
CHF–Swiss Franc
CITI–Citigroup Global Markets
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
JPMC–JPMorgan Chase
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
LVIP American Century Value Fund–3